UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09457

        Nuveen Pennsylvania Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM)
	July 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.2% (1.4% of Total Investments)
$ 1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	AA–	$1,087,300
	Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)

	Education and Civic Organizations – 29.9% (19.6% of Total Investments)
100	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	111,500
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
235	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	225,344
	Morris University, Series 2006A, 4.750%, 2/15/26
2,250	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, George School	9/11 at 100.00	Aaa	2,325,330
	Project, Series 2001, 5.125%, 9/15/31 – AMBAC Insured
700	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	707,294
	Immaculata University, Series 2005, 5.500%, 10/15/25
440	Cumberland County, Pennsylvania, Municipal Authority College Revenue Bonds, Dickinson College,	5/17 at 100.00	AAA	429,048
	Series 2007GG-1, 4.500%, 5/01/37 – MBIA Insured
1,000	Delaware County Authority, Pennsylvania, College Revenue Refunding Bonds, Neumann College,	10/11 at 100.00	BBB–	1,039,210
	Series 2001, 6.000%, 10/01/31
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
295	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	AAA	310,614
145	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	AAA	152,454
160	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon	5/17 at 100.00	AA	160,050
	University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured
300	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	AA	273,141
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School,	8/15 at 100.00	Aaa	1,040,580
	Series 2005, 5.000%, 8/15/27 – MBIA Insured
75	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	AA	75,740
	RAAI Insured
1,000	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/12 at 100.00	Aaa	1,037,770
	Higher Education, Series 2002W, 5.000%, 6/15/19 – AMBAC Insured
220	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	218,744
	2006, 4.750%, 5/01/31
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Moravian College, Series	7/11 at 100.00	AA	1,527,450
	2001, 5.375%, 7/01/31 – RAAI Insured
700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	AAA	738,990
	Series of 2006, 5.000%, 4/01/21 – MBIA Insured
350	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1	372,260
	University, Series 2002, 5.500%, 1/01/16
3,000	Pennsylvania State University, General Obligation Refunding Bonds, Series 2002, 5.250%, 8/15/14	No Opt. Call	AA	3,245,819
105	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne	1/17 at 100.00	BBB	106,200
	Charter High School, Series 2006A, 5.250%, 1/01/27
470	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership	1/13 at 102.00	BBB–	460,520
	Learning Partners, Series 2005A, 5.375%, 7/01/36
230	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen	5/16 at 100.00	BB+	230,048
	Preparatory Charter School, Series 2006, 6.250%, 5/01/33
145	Southcentral Pennsylvania General Authority, Revenue Bonds, York College Association of	5/17 at 100.00	AAA	150,371
	Independent Colleges, Series 2007, 5.000%, 5/01/37 – XLCA Insured

14,420	Total Education and Civic Organizations			14,938,477

	Health Care – 19.8% (12.9% of Total Investments)
260	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Baa2	257,325
	General Hospital, Series 2005A, 5.125%, 4/01/35
700	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	BB+	715,624
	2005, 6.000%, 11/15/16
2,500	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/08 at 101.00	AA–	2,542,199
	Revenue Bonds, Jefferson Health System, Series 1997B, 5.375%, 5/15/27
255	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	AAA	262,928
	2007, 5.000%, 11/01/37 – CIFG Insured
230	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton	7/16 at 100.00	N/R	234,715
	County Medical Center Project, Series 2006, 5.900%, 7/01/40
110	Jeannette Health Services Authority, Pennsylvania, Hospital Revenue Bonds, Jeannette District	11/07 at 101.00	BB–	109,855
	Memorial Hospital, Series 1996A, 6.000%, 11/01/18
200	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster	3/17 at 100.00	AA–	182,840
	General Hospital Project, Series 2007B, 4.500%, 3/15/36
250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A	260,355
	Series 2004A, 5.500%, 11/01/24
140	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/17 at 100.00	BBB+	138,733
	Series 2007, 5.125%, 1/01/37
2,150	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System,	1/11 at 101.00	AA–	2,296,867
	Series 2001A, 6.000%, 1/15/31
	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital
	Revenue Bonds, Children’s Hospital of Philadelphia, Series 2007:
500	4.500%, 7/01/33	7/17 at 100.00	AA	476,520
500	4.500%, 7/01/37	7/17 at 100.00	AA	475,075
70	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	11/23 at 100.00	BBB	70,129
	Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23
25	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and	7/08 at 100.00	BB+	24,518
	Warne Clinic, Series 1998, 5.625%, 7/01/24
1,000	Washington County Hospital Authority, Pennsylvania, Revenue Bonds, Monongahela Valley Hospital	6/12 at 101.00	A3	1,046,340
	Project, Series 2002, 5.500%, 6/01/17
750	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds,	1/12 at 100.00	BBB	789,893
	Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 6.250%, 1/01/32

9,640	Total Health Care			9,883,916

	Housing/Multifamily – 1.7% (1.1% of Total Investments)
700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	AAA	721,889
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – XLCA Insured
100	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa2	102,840
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35

800	Total Housing/Multifamily			824,729

	Housing/Single Family – 8.3% (5.4% of Total Investments)
1,535	Allegheny County Residential Finance Authority, Pennsylvania, GNMA Mortgage-Backed Securities	11/08 at 102.00	Aaa	1,552,161
	Program Single Family Mortgage Revenue Bonds, Series 1998DD-2, 5.400%, 11/01/29
	(Alternative Minimum Tax)
1,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A,	10/15 at 100.00	AA+	976,070
	4.900%, 10/01/37 (Alternative Minimum Tax)
495	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A,	4/15 at 100.00	AA+	495,436
	4.950%, 10/01/26 (Alternative Minimum Tax)
700	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A,	10/15 at 100.00	AA+	704,354
	5.150%, 10/01/37 (Alternative Minimum Tax)
430	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A,	10/16 at 100.00	AA+	419,392
	4.850%, 10/01/31 (Alternative Minimum Tax)

4,160	Total Housing/Single Family			4,147,413

	Industrials – 6.8% (4.5% of Total Investments)
2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak	5/11 at 101.00	A3	2,076,540
	Project, Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)
1,250	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series	7/12 at 101.00	AAA	1,341,738
	2002, 5.500%, 7/01/17 – AMBAC Insured

3,250	Total Industrials			3,418,278

	Long-Term Care – 12.6% (8.2% of Total Investments)
265	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	N/R	259,284
	Ministries, Series 2007, 5.000%, 1/01/36
285	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes	11/16 at 100.00	A+	284,544
	Project, Series 2006, 5.000%, 11/01/36
2,100	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Willow Valley	12/11 at 100.00	A–	2,184,714
	Retirement Communities Project, Series 2001, 5.875%, 6/01/31
285	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds,	12/14 at 100.00	N/R	285,447
	Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human
	Services Inc., Series 1998A:
240	5.250%, 6/01/14	6/08 at 100.00	BB+	239,098
50	5.125%, 6/01/18	6/08 at 100.00	BB+	48,820
2,875	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	7/11 at 101.00	AAA	2,980,397
	Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/31 – AMBAC Insured

6,100	Total Long-Term Care			6,282,304

	Materials – 4.3% (2.8% of Total Investments)
350	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	Baa3	368,368
	Steel Corporation, Series 2005, 5.500%, 11/01/16
210	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	211,581
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
750	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue	No Opt. Call	BBB+	786,900
	Bonds, USX Corporation Project, Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)
750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/08 at 102.00	N/R	774,848
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

2,060	Total Materials			2,141,697

	Tax Obligation/General – 15.3% (10.0% of Total Investments)
600	Bedford County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 9/01/35 –	9/15 at 100.00	AAA	621,972
	AMBAC Insured
1,860	Bensalem Township School District, Bucks County, Pennsylvania, General Obligation Bonds,	6/17 at 100.00	Aaa	1,835,133
	Series 2007, 4.500%, 6/15/28 – FGIC Insured (UB)
300	Pennsylvania, General Obligation Bonds, Series 2006-1, 5.000%, 10/01/18	10/16 at 100.00	AA	320,133
375	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	AAA	401,884
	6/01/34 – FGIC Insured
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding	No Opt. Call	AAA	3,281,277
	Bonds, Series 2002A, 5.500%, 9/01/14 – FSA Insured
450	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – FSA Insured	No Opt. Call	AAA	488,615
2,220	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B,	No Opt. Call	AAA	692,618
	0.000%, 1/15/32 – FGIC Insured

8,805	Total Tax Obligation/General			7,641,632

	Tax Obligation/Limited – 13.1% (8.6% of Total Investments)
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	No Opt. Call	N/R	1,034,330
	Project, Series 2004, 5.600%, 7/01/23
450	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series	1/15 at 100.00	AAA	463,676
	2005, 5.000%, 1/15/36 – FGIC Insured
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%,	No Opt. Call	AAA	1,099,270
	7/15/18 – FSA Insured
1,000	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	1,059,030
	11/15/17 – FSA Insured
1,500	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood	4/12 at 100.00	AAA	1,591,245
	Transformation Initiative, Series 2002A, 5.500%, 4/15/19 – FGIC Insured
750	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AAA	839,843
	7/01/33 – MBIA Insured
630	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	AAA	192,144
	0.000%, 7/01/32 – FGIC Insured
250	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax	7/17 at 100.00	N/R	252,563
	Increment Bonds, Series 2006A, 5.450%, 7/01/35

6,580	Total Tax Obligation/Limited			6,532,101

	Transportation – 11.3% (7.4% of Total Investments)
130	Delaware River Joint Toll Bridge Commission, Pennsylvania and New Jersey, Revenue Bonds,	7/13 at 100.00	A2	137,185
	Series 2003, 5.250%, 7/01/17
1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	A	1,059,530
	Station Parking Garage, Series 2002, 5.875%, 6/01/33 – ACA Insured (Alternative Minimum Tax)
420	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 –	6/16 at 100.00	AAA	441,550
	AMBAC Insured
1,750	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds,	7/11 at 101.00	AAA	1,798,318
	Philadelphia Airport System Project, Series 2001A, 5.250%, 7/01/28 – FGIC Insured (Alternative
	Minimum Tax)
2,210	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue	12/07 at 100.00	Aaa	2,212,365
	Bonds, Series 2001A, 5.375%, 12/01/30 – AMBAC Insured

5,510	Total Transportation			5,648,948

	U.S. Guaranteed – 21.1% (13.8% of Total Investments) (4)
2,165	Bucks County, Pennsylvania, Central Bucks School District, General Obligation Bonds, Series	5/12 at 100.00	Aaa	2,322,179
	2002, 5.500%, 5/15/18 (Pre-refunded 5/15/12) – FGIC Insured
1,000	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds,	1/13 at 101.00	N/R (4)	1,145,720
	Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25 (Pre-refunded 1/01/13)
600	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s	8/13 at 100.00	Baa1 (4)	643,794
	Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)
1,105	Oxford Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series	2/12 at 100.00	AAA	1,181,433
	2001A, 5.500%, 2/15/17 (Pre-refunded 2/15/12) – FGIC Insured
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998:
1,000	5.250%, 8/01/18 (Pre-refunded 8/01/13) – FSA Insured	8/13 at 100.00	AAA	1,074,650
1,000	5.250%, 8/01/19 (Pre-refunded 8/01/13) – FSA Insured	8/13 at 100.00	AAA	1,074,650
170	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	AAA	200,178
	MBIA Insured (ETM)
2,500	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	AAA	2,703,024
	8/01/18 (Pre-refunded 8/01/12) – FGIC Insured
170	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1 (4)	184,732
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)

9,710	Total U.S. Guaranteed			10,530,360

	Utilities – 4.2% (2.8% of Total Investments)
500	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	AAA	512,720
	Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured
285	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	12/09 at 103.00	B2	312,143
	Reliant Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)
140	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	144,243
	5.000%, 9/01/26 – FSA Insured
1,105	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series 1998, Series 42P, 5.000%,	10/17 at 100.00	AAA	1,140,504
	10/01/37 – AMBAC Insured (UB)

2,030	Total Utilities			2,109,610

	Water and Sewer – 2.3% (1.5% of Total Investments)
500	Bethlehem Authority, Northhampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AAA	524,540
	Bonds, Series 2004, 5.000%, 11/15/20 – FSA Insured
600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AAA	628,314
	2004, 5.000%, 7/15/22 – FSA Insured

1,100	Total Water and Sewer			1,152,854

$ 75,165	Total Investments (cost $73,690,547) – 152.9%			76,339,619

	Floating Rate Obligations (3.8)%			(1,915,000)

	Other Assets Less Liabilities – 1.0%			489,961

	Preferred Shares, at Liquidation Value – (50.1)%			(25,000,000)

	Net Assets Applicable to Common Shares – 100%			$49,914,580

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At July 31, 2007, the cost of investments was $71,771,935.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$3,034,376
Depreciation	(382,021)

Net unrealized appreciation (depreciation) of investments	$2,652,355

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2007

* Print the name and title of each signing officer under his or her signature.